UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23080

The Community Development Fund

(Exact name of registrant as specified in charter)

6255 Chapman Field Drive

Miami, Florida 33156

(Address of principal executive offices) (Zip code)

Kenneth H. Thomas. Ph.D.

Community Development Fund Advisors, LLC

6255 Chapman Field Drive

Miami, Florida 33156

(Name and address of agent for service)

Copy To:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-844-445-4405

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Community Development Fund	September 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 91.4%
FHLMC Multifamily - 24.3%
Pool K720, IO, 0.65%, 08/25/2022 (a)	$5,806,005	$96,474
Pool KSMC, IO, 0.84%, 01/25/2023 (a)	1,721,485	42,318
Pool K024, IO, 0.97%, 09/25/2022 (a)	1,863,467	51,058
Pool W5FL, IO, 2.22%, VAR LIBOR USD 1 Month+0.220%, 05/25/2025	1,887,727	1,887,726
Pool 2017-SB42, 2.61%, 09/25/2022	992,505	971,334
Pool 2017-SB41, 2.94%, 09/25/2027 (a)	994,524	953,555
Pool 2017-SB42, 2.96%, 10/25/2027 (a)	992,856	946,448
Pool Q41874, 3.00%, 07/01/2046	1,719,604	1,648,233
Pool WN0011, 3.38%, 04/01/2030	789,176	772,182
Pool WA0500, 3.48%, 03/01/2047	2,564,266	2,375,837
Pool WA3207, 3.72%, 04/01/2030	2,260,086	2,251,806

		11,996,971

FNMA Multifamily - 13.6%
Pool AM0126, 2.68%, 08/01/2022	1,539,998	1,504,272
Pool AN6185, 2.93%, 07/01/2024	1,330,000	1,299,071
Pool AS7653, 3.00%, 07/01/2046	1,552,182	1,487,477
Pool AN5657, 3.30%, 07/01/2032	383,170	366,061
Pool AM5986, 3.44%, 06/01/2026	1,100,000	1,093,995
Pool 469683, 3.54%, 11/01/2021	398,272	401,566
Pool AM5197, 4.20%, 01/01/2030	554,003	568,209

		6,720,651

FNMA Single Family - 40.8%
Pool AS7484, 3.00%, 06/01/2046	970,600	930,438
Pool BC0962, 3.00%, 06/01/2046	1,795,260	1,720,080
Pool AS7476, 3.00%, 07/01/2046	840,372	804,828
Pool AS7647, 3.00%, 07/01/2046	996,275	954,242
Pool AS8262, 3.00%, 10/01/2046	841,368	805,706
Pool BC4723, 3.00%, 10/01/2046	1,713,102	1,640,652
Pool AS8465, 3.00%, 12/01/2046	972,834	931,690
Pool AS8734, 3.50%, 01/01/2047	1,060,885	1,046,320
Pool AS8771, 3.50%, 02/01/2047	872,330	861,710
Pool AS9369, 3.50%, 03/01/2047	1,002,611	989,053
Pool AS9360, 3.50%, 04/01/2047	1,822,065	1,798,934
Pool CA0819, 3.50%, 11/01/2047	987,352	972,171
Pool CA1158, 3.50%, 02/01/2048	1,260,145	1,251,263
Pool MA3416, 4.50%, 10/14/2034	5,260,000	5,425,845

		20,132,932

GNMA Multifamily - 4.3%
Pool 2017-135, 2.60%, 08/16/2058	985,079	923,001
Pool 2017-74, 2.60%, 09/16/2058	1,253,083	1,176,892

		2,099,893

GNMA Single Family - 8.4%
Pool G2 AT5238, 3.00%, 06/20/2046	1,012,814	981,709
Pool G2 AU1724, 3.00%, 06/20/2046	814,840	789,753
Pool G2 AU1835, 3.00%, 08/20/2046	442,681	429,322
Pool G2 AS5883, 3.50%, 06/20/2046	813,304	809,058
Pool G2 AU1762, 3.50%, 07/20/2046	1,167,177	1,161,203

		4,171,045

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $47,465,777)		45,121,492

MUNICIPAL BONDS - 5.7%
Massachusetts - 2.8%
Massachusetts State, Housing Finance Agency, RB 2.35%, 06/01/2020	1,000,000	985,679
2.60%, 12/01/2039 (b)	120,000	118,763

The Community Development Fund	September 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS

Description	Face Amount/Shares	Market Value
2.80%, 06/01/2020	$305,000	$303,472

		1,407,914

New York - 2.9%
New York City, Housing Development Authority, RB
2.20%, 05/01/2020	750,000	739,860
2.35%, 11/01/2020	175,000	172,090
3.02%, 11/01/2022	525,000	516,553

		1,428,503

TOTAL MUNICIPAL BONDS (COST $2,875,000)		2,836,417

ASSET-BACKED SECURITY - 2.1%
Santander Drive Auto Receivables Trust 1.77%, 09/15/2020	1,039,414	1,038,559

TOTAL ASSET-BACKED SECURITY (COST $1,037,639)		1,038,559

SHORT-TERM INVESTMENT - 11.3%
Money Market Fund - 11.3%
Fidelity Institutional Government Portfolio, Class I, 1.91% (c)	5,551,521	5,551,521

TOTAL SHORT-TERM INVESTMENT (COST $5,551,521)		5,551,521

TOTAL INVESTMENTS (COST $56,929,937) - 110.5%		54,547,989

OTHER ASSETS AND LIABILITIES - (10.5)%		(5,199,360)

NET ASSETS - 100.0%		$49,348,629

A list of the open futures contracts held by the Fund at September 30, 2018, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Notes	(12)	Dec-2018	$ (1,432,145)	$ (1,425,375)	$ 6,770
U.S. 5-Year Treasury Notes	(17)	Dec-2018	(1,927,344)	(1,912,102)	15,242
U.S. Long Treasury Bond	(11)	Dec-2018	(1,588,443)	(1,545,500)	42,943
Ultra 10-Year U.S. Treasury Notes	(25)	Dec-2018	(3,201,702)	(3,150,000)	51,702
			$ (8,149,634)	$ (8,032,977)	$ 116,657

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(c)	Rate shown is the 7-day effective yield as of September 30, 2018.

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
USD — United States Dollar
VAR — Variable Rate

The Community Development Fund	September 30, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2018.

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$45,121,492	$—	$45,121,492
Municipal Bonds	—	2,836,417	—	2,836,417
Asset-Backed Security	—	1,038,559	—	1,038,559
Short-Term Investment	5,551,521	—	—	5,551,521

Total Investments in Securities	$5,551,521	$48,996,468	$—	$54,547,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Appreciation	$116,657	$—	$—	$116,657

Total Other Financial Instruments	$116,657	$—	$—	$116,657

† Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. All transfers, if any, are recognized by the Fund at period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Development Fund

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: November 28, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer & CFO

Date: November 28, 2018